Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Information Technology Index ETF	Nov. 29, 2022
Fidelity MSCI Information Technology Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	30.40%
Past 5 years	31.08%
Since Inception	24.15%
Fidelity MSCI Information Technology Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	30.17%
Past 5 years	30.76%
Since Inception	23.82%
Fidelity MSCI Information Technology Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	18.12%
Past 5 years	25.94%
Since Inception	20.66%
IXWN2
Average Annual Return:
Past 1 year	30.50%
Past 5 years	31.21%
Since Inception	24.27%	[1]
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Since Inception	15.26%	[1]

[1]	A From October 21, 2013